Recapitalization and Initial Public Offering (Detail) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended									2 Months Ended			0 Months Ended					0 Months Ended				0 Months Ended		0 Months Ended
	Feb. 05, 2014	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Feb. 05, 2014	Nov. 01, 2013	Feb. 05, 2014 Black Canyon Management LLC [Member] Maximum [Member]	Feb. 05, 2014 Black Canyon Management LLC [Member] Minimum [Member]	Feb. 05, 2014 Investor [Member]	Feb. 05, 2014 Two Selling Stockholders [Member]	Mar. 31, 2014 Class B Common Stock [Member]	Feb. 04, 2014 Class B Common Stock [Member]	Jun. 30, 2013 Class B Common Stock [Member]	Feb. 05, 2014 Class A Common Stock [Member]	Mar. 31, 2014 Class A Common Stock [Member]	Feb. 05, 2014 Class A Common Stock [Member]	Dec. 31, 2013 Class A Common Stock [Member]	Jun. 30, 2013 Class A Common Stock [Member]	Feb. 05, 2014 Noncontrolling Interest [Member] Class A Common Stock [Member] IPO [Member]	Feb. 05, 2014 Malibu Boat LLC [Member]	Mar. 31, 2014 Malibu Boat LLC [Member]	Feb. 05, 2014 Malibu Boat LLC [Member]	Feb. 05, 2014 Malibu Boat LLC [Member] Contract Termination [Member]	Feb. 04, 2014 Malibu Boat LLC [Member] LLC Units [Member]	Feb. 05, 2014 Stock Sold by Company [Member] Class A Common Stock [Member] IPO [Member]	Feb. 05, 2014 Stock Sold by Company [Member] Class A Common Stock [Member] Over-Allotment Option [Member]	Feb. 05, 2014 Stock Sold by Selling Stockholders [Member] Class A Common Stock [Member] IPO [Member]	Feb. 05, 2014 Stock Sold by Selling Stockholders [Member] Class A Common Stock [Member] Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of LLC units outstanding							11,054,830																11,373,737	11,373,737		17,071,424
Common stock, shares issued								100					34	34	0		11,054,830		100	0
Common stock shares issued													34			8,214,285					2,840,545						7,642,996	899,252	571,289	172,175
Share price																		$ 14.00
Proceeds from issuance of Class A Common Stock in initial public offering, net of underwriting discounts		$ 10,000														$ 99,512,000
Payments to acquire units of LLC	69,750,000	29,762,000	0	0	260,000	0																29,762,000
Repayments of long-term debt	63,410,000	88,575,000	23,606,000	26,155,000	6,872,000	6,154,000																63,410,000
Payments for restructuring																									3,750,000
Other payments																						2,700,000
Malibu boats, Inc, cumulative percentage ownership after all transactions																						49.30%
Percentage of voting power and control							100.00%				36.60%													50.70%
Voting agreement, percentage of board of directors to be nominated									20.00%	10.00%
Voting agreement, percentage of voting power owned by related party									15.00%	5.00%
Noncontrolling interest, ownership percentage by noncontrolling owners												12.70%											50.70%	50.70%
Payments of Stock Issuance Costs		$ 1,550,000	$ 0